Income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of earnings per share

(amounts in thousands of euros, except share data)
BASIC AND DILUTED LOSS PER SHARE	YEAR ENDED DECEMBER 31, 2021	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023
Weighted average number of outstanding shares	15,455,991	19,092,442	43,066,012
Net loss for the period	(42,452)	(60,740)	(147,740)
Basic and diluted loss per share (€/share)	(2.75)	(3.18)	(3.43)